Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leases	Leases:
On January 1, 2019, the Company adopted ASU 2016-02 "Leases" (Topic 842) and all subsequent updates that modified Topic 842. For the Company, the adoption primarily affected the accounting treatment for operating lease agreements in which the Company is the lessee. Substantially all the leases for which the Company is the lessee are comprised of real estate for branches, mortgage, and operations locations.
As of December 31, 2020, the Company was the lessee in 58 operating leases and 1 finance lease of certain branch, mortgage and operations locations, of which 49 operating leases and 1 finance lease currently have remaining terms varying from greater than one year to 35 years. Leases with initial terms of less than one year are not recorded on the consolidated balance sheets. The Company also does not include equipment leases and leases in which the Company is the lessor on the consolidated balance sheets as these are insignificant.
Many leases include one or more options to renew, with renewal terms that can extend the lease up to an additional 20 years or more. Certain lease agreements contain provisions to periodically adjust rental payments for inflation. Renewal options that management is reasonably certain to renew and fixed rent escalations are included in the right-of-use ("ROU") asset and lease liability.
During the year ended December 31, 2020, the Company recorded $23,972 in ROU assets and liabilities for operating leases assumed in the Franklin and FNB transactions. Additionally, the Company also assumed a finance lease in the Franklin transaction amounting to $1,630 included in premises and equipment and borrowings on the consolidated balance sheets.
During the year ended December 31, 2020, the Company entered into a lease for a new corporate headquarters building located in downtown Nashville. The building is currently under construction and anticipated to be completed in late 2022.
Upon commencement, the Company estimates recording a ROU asset and operating lease liability of approximately $29,000 and $30,000, respectively, in connection with this lease.

Information related to the Company's leases is presented below:

		December 31,
	Classification	2020	2019
Right-of-use assets:
Operating leases	Operating lease right-of-use assets	$49,537	$32,539
Finance leases	Premises and equipment, net	1,588	—
Total right-of-use assets		$51,125	$32,539
Lease liabilities:
Operating leases	Operating lease liabilities	$55,187	$35,525
Finance leases	Borrowings	1,598	—
Total lease liabilities		$56,785	$35,525
Weighted average remaining lease term (in years) - operating		12.2	14.1
Weighted average remaining lease term (in years) - finance		14.4	0.0
Weighted average discount rate - operating		2.65%	3.44%
Weighted average discount rate - finance		1.76%	—%

The components of total lease expense included in the consolidated statements of income were as follows:

		Year Ended
		December 31,
	Classification	2020	2019
Operating lease costs
Amortization of right-of-use asset	Occupancy and equipment	$6,228	$5,057
Short-term lease cost	Occupancy and equipment	456	365
Variable lease cost	Occupancy and equipment	602	682
Finance lease costs
Interest on lease liabilities	Interest expense on borrowings	11	—
Amortization of right-of-use asset	Occupancy and equipment	43	—
Lease impairment	Merger costs	2,142	—
Total lease cost		$9,482	$6,104

The Company does not separate lease and non-lease components and instead elects to account for them as a single lease component. Variable lease cost primarily represents variable payments such as common area maintenance, utilities, and property taxes.
Prior to the adoption of ASU 2016-02 on January 1, 2019, lease expense and amortization of a favorable lease intangible included in occupancy and equipment expense during the year ended December 31, 2018 amounted to $5,019 and $90, respectively.
A maturity analysis of operating and finance lease liabilities and a reconciliation of undiscounted cash flows to the total lease liability as of December 31, 2020 is as follows:

	Operating	Finance
	Leases	Leases
Lease payments due:
December 31, 2021	$8,042	$115
December 31, 2022	7,693	116
December 31, 2023	6,302	118
December 31, 2024	5,625	120
December 31, 2025	4,972	121
Thereafter	34,053	1,225
Total undiscounted future minimum lease payments	66,687	1,815
Less: imputed interest	(11,500)	(217)
Net lease liability	$55,187	$1,598

Leases	Leases:
On January 1, 2019, the Company adopted ASU 2016-02 "Leases" (Topic 842) and all subsequent updates that modified Topic 842. For the Company, the adoption primarily affected the accounting treatment for operating lease agreements in which the Company is the lessee. Substantially all the leases for which the Company is the lessee are comprised of real estate for branches, mortgage, and operations locations.
As of December 31, 2020, the Company was the lessee in 58 operating leases and 1 finance lease of certain branch, mortgage and operations locations, of which 49 operating leases and 1 finance lease currently have remaining terms varying from greater than one year to 35 years. Leases with initial terms of less than one year are not recorded on the consolidated balance sheets. The Company also does not include equipment leases and leases in which the Company is the lessor on the consolidated balance sheets as these are insignificant.
Many leases include one or more options to renew, with renewal terms that can extend the lease up to an additional 20 years or more. Certain lease agreements contain provisions to periodically adjust rental payments for inflation. Renewal options that management is reasonably certain to renew and fixed rent escalations are included in the right-of-use ("ROU") asset and lease liability.
During the year ended December 31, 2020, the Company recorded $23,972 in ROU assets and liabilities for operating leases assumed in the Franklin and FNB transactions. Additionally, the Company also assumed a finance lease in the Franklin transaction amounting to $1,630 included in premises and equipment and borrowings on the consolidated balance sheets.
During the year ended December 31, 2020, the Company entered into a lease for a new corporate headquarters building located in downtown Nashville. The building is currently under construction and anticipated to be completed in late 2022.
Upon commencement, the Company estimates recording a ROU asset and operating lease liability of approximately $29,000 and $30,000, respectively, in connection with this lease.

Information related to the Company's leases is presented below:

		December 31,
	Classification	2020	2019
Right-of-use assets:
Operating leases	Operating lease right-of-use assets	$49,537	$32,539
Finance leases	Premises and equipment, net	1,588	—
Total right-of-use assets		$51,125	$32,539
Lease liabilities:
Operating leases	Operating lease liabilities	$55,187	$35,525
Finance leases	Borrowings	1,598	—
Total lease liabilities		$56,785	$35,525
Weighted average remaining lease term (in years) - operating		12.2	14.1
Weighted average remaining lease term (in years) - finance		14.4	0.0
Weighted average discount rate - operating		2.65%	3.44%
Weighted average discount rate - finance		1.76%	—%

The components of total lease expense included in the consolidated statements of income were as follows:

		Year Ended
		December 31,
	Classification	2020	2019
Operating lease costs
Amortization of right-of-use asset	Occupancy and equipment	$6,228	$5,057
Short-term lease cost	Occupancy and equipment	456	365
Variable lease cost	Occupancy and equipment	602	682
Finance lease costs
Interest on lease liabilities	Interest expense on borrowings	11	—
Amortization of right-of-use asset	Occupancy and equipment	43	—
Lease impairment	Merger costs	2,142	—
Total lease cost		$9,482	$6,104

The Company does not separate lease and non-lease components and instead elects to account for them as a single lease component. Variable lease cost primarily represents variable payments such as common area maintenance, utilities, and property taxes.
Prior to the adoption of ASU 2016-02 on January 1, 2019, lease expense and amortization of a favorable lease intangible included in occupancy and equipment expense during the year ended December 31, 2018 amounted to $5,019 and $90, respectively.
A maturity analysis of operating and finance lease liabilities and a reconciliation of undiscounted cash flows to the total lease liability as of December 31, 2020 is as follows:

	Operating	Finance
	Leases	Leases
Lease payments due:
December 31, 2021	$8,042	$115
December 31, 2022	7,693	116
December 31, 2023	6,302	118
December 31, 2024	5,625	120
December 31, 2025	4,972	121
Thereafter	34,053	1,225
Total undiscounted future minimum lease payments	66,687	1,815
Less: imputed interest	(11,500)	(217)
Net lease liability	$55,187	$1,598